CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Discount on Note Payable Due to Warrants [Member] Additional Paid-in Capital [Member]	Discount on Note Payable Due to Warrants [Member]	Convertible Debt [Member] Common Stock [Member]	Convertible Debt [Member] Additional Paid-in Capital [Member]	Convertible Debt [Member]	Series X Preferred Stock [Member] Preferred Stock [Member]	Series X Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Preferred Stock [Member] Retained Earnings [Member]	Series D Preferred Stock [Member]	Stock Issued for Dividends Payable [Member] Common Stock [Member]	Stock Issued for Dividends Payable [Member] Additional Paid-in Capital [Member]	Stock Issued for Dividends Payable [Member]	Stock Subscribed [Member] Common Stock [Member]	Stock Subscribed [Member] Additional Paid-in Capital [Member]	Stock Subscribed [Member] Stock Subscribed [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscribed [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019						$ 262																						$ 812,684	$ 8,407,977	$ 37,186	$ (11,576,574)	$ (2,318,465)
Balance (in Shares) at Dec. 31, 2019						26,227																						81,268,443
Vesting of shares issued to employees																													67,623			67,623
Vesting of stock options issued to employees																													421,502			421,502
Stock issued for payable			$ 633,748	$ 999,658	$ 1,633,406																	$ 21,511	$ 44,057	$ 65,568				$ 3,869	17,787			21,656
Stock issued for payable (in Shares)			63,374,555																			2,151,204						386,985
Net loss for the period																															(2,860,594)	(2,860,594)
Stock issued for services								$ 48		$ 71,510		$ 71,558																$ 2,000	5,680			7,680
Stock issued for services (in Shares)								4,800																				200,000
Preferred stock dividends, $3.62 per share (10% of stated value per year)							$ (65,568)																						(75,535)			(75,535)
Settlement of derivative liabilities																												$ 80,000	380,562			$ 460,562
Settlement of derivative liabilities (in Shares)																												7,999,996				2,151,204
Gain on settlement																														(37,186)		$ (37,186)
Balance at Dec. 31, 2020						$ 262		$ 48																				$ 1,553,812	10,340,821		(14,437,168)	$ (2,542,225)
Balance (in Shares) at Dec. 31, 2020						26,227		4,800																				155,381,183				155,381,183
Vesting of shares issued to employees																													13,032			$ 13,032
Vesting of stock options issued to employees																													676,423			676,423
Stock issued for payable			$ 339,442	$ 2,314,353	$ 2,653,795																									252,029		252,029
Stock issued for payable (in Shares)			33,944,157
Stock issued from common stock subscribed																									$ 4,795	$ 115,071	$ (119,866)
Stock issued from common stock subscribed (in Shares)																									479,464
Deemed dividend on Preferred Stock										206,242	$ (206,242)				$ 126,000	$ (126,000)			$ 2,786,288	$ (2,786,288)
Sale of stock													$ 30,000		1,461,283		$ 1,491,283	$ 31,000	1,688,018		$ 1,719,018							$ 66,750	1,601,250			1,668,000
Sale of stock (in Shares)							24,227						3,000,000					3,100,000										6,672,000
Warrants issued	$ 261,568	$ 261,568													1,268,717		1,268,717		$ 1,179,682		1,179,682
Shares of common stock issued for conversion of Preferred Stock								$ (48)	$ 6,000	$ (5,952)			$ (20,594)	$ 82,374	$ (61,780)
Shares of common stock issued for conversion of Preferred Stock (in Shares)								(4,800)	600,000				(2,059,356)	8,237,425
Shares issued for exercise of stock options																												$ 82,816	156,184			$ 239,000
Shares issued for exercise of stock options (in Shares)																												8,281,668				8,652,668
Net shares issued in connection with settlement agreement						$ (20)																						$ (13,620)	141,550			$ 127,910
Net shares issued in connection with settlement agreement (in Shares)						(2,000)																						(1,362,047)
Net loss for the period																															(7,922,634)	(7,922,634)
Stock issued for services																												$ 10,963	211,517			222,480
Stock issued for services (in Shares)																												1,099,320
Preferred stock dividends, $3.62 per share (10% of stated value per year)							$ 0					$ (1,000)					$ (87,059)				$ (35,327)								(185,202)			(185,202)
Balance at Dec. 31, 2021						$ 242							$ 9,406					$ 31,000										$ 2,133,332	$ 24,295,063	$ 132,163	$ (25,478,332)	$ 1,122,874
Balance (in Shares) at Dec. 31, 2021						24,227							940,644					3,100,000										213,333,170				213,333,170